Derivative Instruments	12 Months Ended
Dec. 31, 2024
Derivative Financial Instruments [Abstract]
Derivative Instruments	22 Derivative Instruments
Derivative assets and derivative liabilities comprise the following:

	2024	2023
		Restated[1]
Financial assets	$m	$m
Held for trading derivatives carried at fair value through profit and loss that are not designated in hedge accounting relationships:
Synthetic equity swap	243.3	177.1
Agriculture contracts	296.7	171.9
Energy contracts	83.3	68.8
Foreign currency contracts	204.9	156.7
Precious metal contracts	1.3	0.1
Credit contracts	2.2	2.8
Metals contracts	3.2	11.5
Equity contracts	233.5	24.8
Crypto contracts	13.7	0.1
Rates contracts	55.6	11.9
Held for trading derivatives that are designated in hedge accounting relationships:
Foreign currency contracts	0.1	6.1
Rates contracts	25.7	23.8
	1,163.5	655.6
1.Certain prior period comparatives have been restated. Refer to note 3(b) and note 36 for further information.

	2024	2023
		Restated[1]
Financial liabilities	$m	$m
Held for trading derivatives carried at fair value through profit or loss that are not designated in hedge accounting relationships:
Agriculture contracts	221.5	131.5
Energy contracts	53.0	56.9
Foreign currency contracts	259.1	103.5
Precious metal contracts	3.9	2.6
Credit contracts	9.6	1.7
Metals contracts	3.1	5.6
Equity contracts	65.2	52.9
Crypto contracts	16.1	34.2
Rates contracts	62.8	13.1
Held for trading derivatives that are designated in hedge accounting relationships:
Foreign currency contracts	24.2	0.2
Rates contracts	33.2	—
	751.7	402.2
1.Certain prior period comparatives have been restated. Refer to note 3(b) and note 36 for further information.